NOTE 13: WARRANT LIABILITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Warrants issued	14,894,898
Common shares upon exercise	14,894,898
Warrants outstanding	14,894,898	0
Warrant One
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Apr. 23, 2020
Exercise price	$ 0.30
Warrants issued	11,373,368
Common shares upon exercise	11,373,368
Warrants outstanding	11,373,368	0
Warrant One | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.39
Warrant Two
Disclosure of financial liabilities [line items]
Issuance	Note conversion
Expiry date	Apr. 23, 2020
Exercise price	$ 0.30
Warrants issued	268,817
Common shares upon exercise	268,817
Warrants outstanding	268,817	0
Warrant Two | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.39
Warrant Three
Disclosure of financial liabilities [line items]
Issuance	Shares issued
Expiry date	Jun. 11, 2019
Exercise price	$ 0.28
Warrants issued	2,000,000
Common shares upon exercise	2,000,000
Warrants outstanding	2,000,000	0
Warrant Three | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Four
Disclosure of financial liabilities [line items]
Issuance	Note conversion
Expiry date	Oct. 22, 2019
Exercise price	$ 0.28
Warrants issued	517,132
Common shares upon exercise	517,132
Warrants outstanding	517,132	0
Warrant Four | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Five
Disclosure of financial liabilities [line items]
Issuance	Shares issued
Expiry date	Oct. 22, 2019
Exercise price	$ 0.28
Warrants issued	312,903
Common shares upon exercise	312,903
Warrants outstanding	312,903	0
Warrant Five | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Six
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Dec. 14, 2020
Exercise price	$ 0.14
Warrants issued	422,678
Common shares upon exercise	422,678
Warrants outstanding	422,678	0
Warrant Six | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.19